Intellectual Property, Net and Goodwill (Details Narrative) - USD ($)		9 Months Ended
	Aug. 01, 2022	Sep. 30, 2022	Dec. 31, 2021
Intellectual Property Net And Goodwill
Purchase price	$ 32,900,000
Goodwill		$ 6,562,028	$ 0
Other Finite-Lived Intangible Assets, Gross		25,195,644
Amortization of Intangible Assets		445,925
Finite-Lived Intangible Asset, Expected Amortization, Year Two		1,114,812
Finite-Lived Intangible Asset, Expected Amortization, Year Four		2,675,644
Other Intangible Assets, Net		$ 24,749,719